Note 4 - Fair Value Measurements - Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Total	$ 794	$ 9,900
Warrant Liability [Member]
Warrant Liability		0
Convertible Note [Member]
Convertible Loan Note		9,900
Fair Value, Inputs, Level 1 [Member]
Total	0	0
Fair Value, Inputs, Level 1 [Member] | Warrant Liability [Member]
Warrant Liability		0
Fair Value, Inputs, Level 1 [Member] | Convertible Note [Member]
Convertible Loan Note		0
Fair Value, Inputs, Level 2 [Member]
Total	0	0
Fair Value, Inputs, Level 2 [Member] | Warrant Liability [Member]
Warrant Liability		0
Fair Value, Inputs, Level 2 [Member] | Convertible Note [Member]
Convertible Loan Note		0
Fair Value, Inputs, Level 3 [Member]
Total	$ 794	9,900
Fair Value, Inputs, Level 3 [Member] | Warrant Liability [Member]
Warrant Liability		0
Fair Value, Inputs, Level 3 [Member] | Convertible Note [Member]
Convertible Loan Note		$ 9,900